Operating Lease (Tables)	12 Months Ended
Jun. 30, 2020
Operating Lease [Abstract]
Schedule of operating lease related assets and liabilities
June 30, 2020

Rights of use lease assets	$553,904

Operating lease liabilities, current	315,259
Operating lease liabilities, noncurrent	310,098
Total operating lease liabilities	$625,357

Schedule of weighted average remaining lease terms and discount rates
June 30, 2020
Remaining lease term and discount rate
Weighted average remaining lease term (years)	3.30
Weighted average discount rate	4.75%

Schedule of maturities of lease liabilities
Twelve months ended June 30,	Lease payment
2021	$335,861
2022	181,080
2023	78,021
2024	56,279
2025 and thereafter	13,785
Total lease payments	665,026
Less: imputed interest	(39,669)
Present value of lease liabilities	$625,357